Voya Large Cap Value Fund Investment Strategy - Class A C I R R6 and W Shares [Member] - Voya Large Cap Value Fund	May 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments tied to large-capitalization value companies. For purposes of this 80% policy, large-capitalization value companies means companies with market capitalizations that fall within the capitalization range of companies within the Russell 1000® Value Index (the “Index”) and that the Fund believes are undervalued by the market, trade for less than their intrinsic value, or pay dividends. The market capitalization of companies within the Index will change with market conditions. As of June 30, 2025, the market capitalization of companies within the Index ranged from $1.7 billion to $ 2.3 trillion . Equity securities in which the Fund invests include, but are not limited to, common stock, preferred stock, warrants, and convertible securities. The sub-adviser (the “Sub-Adviser”) seeks to construct a portfolio of securities with a dividend yield at or above the average dividend yield of the companies included in the Index. The Sub-Adviser uses a valuation-based screening process to assist in the selection of companies according to criteria which include the following: •an above-average dividend yield, and stability and growth of the dividend; and •market capitalization that is usually above $1 billion (although the Fund may also invest up to 20% of its assets in small- and mid-capitalization companies). The Sub-Adviser may from time to time select securities that do not meet all of these criteria. The Sub-Adviser then conducts intensive fundamental research on each company to evaluate its growth, profitability, and valuation characteristics. The Fund may invest in foreign (non-U.S.) securities, including companies located in countries with developing and emerging securities markets, when the Sub-Adviser believes they present attractive investment opportunities. As of the date of this prospectus, countries with developing and emerging securities markets include most countries in the world except Australia, Canada, Japan, New Zealand, Hong Kong, the United Kingdom, the United States, and most of the countries of western Europe. The Fund may invest in real estate-related securities, including real estate investment trusts (“REITs”). The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder. In evaluating investments for the Fund, the Sub-Adviser takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of a company. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance (“ESG”) factors. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of a company’s ESG standing. ESG factors will be only one of many considerations in the Sub-Adviser’s evaluation of any potential investment; the extent to which ESG factors will affect the Sub-Adviser’s decision to invest in a company, if at all, will depend on the analysis and judgment of the Sub-Adviser. The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.